Document And Entity Information	3 Months Ended
Apr. 30, 2024
Document Information Line Items
Entity Registrant Name	Nutriband Inc.
Document Type	POS AM
Amendment Flag	true
Amendment Description	AMENDMENT NO. 4
Entity Central Index Key	0001676047
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Incorporation, State or Country Code	NV